Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2014
Cash and Cash Equivalents

“Cash and cash equivalents” as of March 31, 2013 and 2014 comprised the following:

	Millions of yen
	2013	2014
Cash	¥260,109	¥157,650
Certificates of deposit	60,000	20,000
Commercial paper	69,989	2,212
Bailment for consumption	100,000	346,911
Other	3,576	147

Total	¥493,674	¥526,920